Acquisition of Construction Services Businesses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Nov. 29, 2017	Nov. 01, 2017	Oct. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Acquisition costs	$ 2,600,000
New England Utility Constructors Inc [Member]
Business Acquisition [Line Items]
Net consideration of acquisition less assumed debt		$ 99,000,000		$ 99,300,000
Intangible assets	44,800,000			$ 44,800,000
Intangible assets, accumulated amortization	700,000
New England Utility Constructors Inc [Member] | Noncompete Agreement [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	56,000
Intangible assets	$ 1,000,000
Intangible assets, useful life	3 years
New England Utility Constructors Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	$ 502,000
Intangible assets	40,000,000
New England Utility Constructors Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	63,000
Intangible assets	3,800,000
Goodwill expected tax deductible amount	$ 32,000,000
New England Utility Constructors Inc [Member] | Minimum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	13 years
New England Utility Constructors Inc [Member] | Maximum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	14 years
Centuri Construction Group Inc [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	$ 11,366,000					$ 8,398,000
Centuri Construction Group Inc [Member] | Noncompete Agreement [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	543,000					271,000
Centuri Construction Group Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, accumulated amortization	6,743,000					$ 3,906,000
Centuri Construction Group Inc [Member] | Secured Revolving Credit and Term Loan Facility [Member]
Business Acquisition [Line Items]
Credit facility maximum borrowing capacity	$ 450,000,000	$ 450,000,000	$ 300,000,000		$ 300,000,000